INTERBANK BORROWINGS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Interbank borrowings	$ 1,698,357	$ 1,916,368
Loans From Financial Institutions And The Central Bank Of Chile [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	5	7
Loans From Financial Institutions And The Central Bank Of Chile [Member] | Borrowings And Other Obligations [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	5	7
Loans from domestic financial institutions [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	480	365,436
Loans from foreign financial institutions [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	1,697,872	1,550,925
Loans from foreign financial institutions [Member] | Sumitomo Mitsui Banking Corporation [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	259,199	233,060
Loans from foreign financial institutions [Member] | Wells Fargo Bank N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	235,058	113,631
Loans from foreign financial institutions [Member] | Bank Of America N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	228,309
Loans from foreign financial institutions [Member] | Standard Chartered Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	225,966	101,874
Loans from foreign financial institutions [Member] | Mizuho Bank Ltd. NY. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	215,967
Loans from foreign financial institutions [Member] | Citibank N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	191,471	183,193
Loans from foreign financial institutions [Member] | The Bank of Nova Scotia [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	86,419	39,967
Loans from foreign financial institutions [Member] | The Toronto-Dominion Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	62,743
Loans from foreign financial institutions [Member] | Corporacion Andina De Fomento [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	31,075
Loans from foreign financial institutions [Member] | Barclays Bank PLC London [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	30,886	33,279
Loans from foreign financial institutions [Member] | HSBC Bank Plc NY [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	30,875	33,214
Loans from foreign financial institutions [Member] | The Bank of New York Mellon [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	30,839	82,594
Loans from foreign financial institutions [Member] | Hsbc Bank Plc [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	30,838
Loans from foreign financial institutions [Member] | European Investment Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	12,629	13,980
Loans from foreign financial institutions [Member] | Banco Santander - Hong Kong [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	8,341	6,165
Loans from foreign financial institutions [Member] | Banco Santander Brasil S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	5,225	5,175
Loans from foreign financial institutions [Member] | Bank Austria A.G. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	2,317
Loans from foreign financial institutions [Member] | Bank of China [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	823	311
Loans from foreign financial institutions [Member] | Shanghai Pudong Development [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	714	205
Loans from foreign financial institutions [Member] | Bank of Tokyo Mitsubishi [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	453
Loans from foreign financial institutions [Member] | Keb Hana Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	396	301
Loans from foreign financial institutions [Member] | Shinhan Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	394	354
Loans from foreign financial institutions [Member] | Thai Military Bank Public Comp [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	377	425
Loans from foreign financial institutions [Member] | Hua Nan Commercial Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	349	83
Loans from foreign financial institutions [Member] | Mizuho Corporate Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	331	411,753
Loans from foreign financial institutions [Member] | Banco Santander Central Hispano [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	312
Loans from foreign financial institutions [Member] | Agricultural Bank of China [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	295	327
Loans from foreign financial institutions [Member] | Banco de occidente [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	282
Loans from foreign financial institutions [Member] | Banco Do Brasil S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	268	120
Loans from foreign financial institutions [Member] | Unicredito Italiano [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	264
Loans from foreign financial institutions [Member] | Bank of East Asia, Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	241	54
Loans from foreign financial institutions [Member] | Canara Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	224	91
Loans from foreign financial institutions [Member] | Hong Kong and Shanghai Banking [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	222	889
Loans from foreign financial institutions [Member] | International Commercial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	221
Loans from foreign financial institutions [Member] | Banque Generale Du Luxembourg [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	207	138
Loans from foreign financial institutions [Member] | Kookmin Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	201	317
Loans from foreign financial institutions [Member] | Zhejiang Commercial Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	175
Loans from foreign financial institutions [Member] | Banca Monte dei Paschi di Siena [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	162	309
Loans from foreign financial institutions [Member] | Taiwan Cooperative Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	159
Loans from foreign financial institutions [Member] | Deutsche Bank A.G. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	157
Loans from foreign financial institutions [Member] | Yapi Ve Kredi Bankasi A.S. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	155	73
Loans from foreign financial institutions [Member] | J.P. Morgan Chase Bank N.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	154	49
Loans from foreign financial institutions [Member] | Banco Commerzbank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	145	47
Loans from foreign financial institutions [Member] | Bank of Taiwan [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	136	183
Loans from foreign financial institutions [Member] | Industrial And Commercial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	119
Loans from foreign financial institutions [Member] | Bank Of Nova Scotia [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	112
Loans from foreign financial institutions [Member] | State Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	110	289
Loans from foreign financial institutions [Member] | Woori Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	105	153
Loans from foreign financial institutions [Member] | Bancolombia S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	94	31
Loans from foreign financial institutions [Member] | Bank of Communications [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	93	393
Loans from foreign financial institutions [Member] | Cassa Di Risparmio Di Parma E [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	93	132
Loans from foreign financial institutions [Member] | China Construccion Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	90	1,044
Loans from foreign financial institutions [Member] | Metropolitan Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	87	26
Loans from foreign financial institutions [Member] | Banca Delle Marche Spa [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	76	31
Loans from foreign financial institutions [Member] | Australia And New Zealand Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	62	21
Loans from foreign financial institutions [Member] | Abanca Corporacion Bancaria SA [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	60
Loans from foreign financial institutions [Member] | Casa Di Risparmo De Padova E.R. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	56	76
Loans from foreign financial institutions [Member] | Societe Generale [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	56
Loans from foreign financial institutions [Member] | Hanvit Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	55	76
Loans from foreign financial institutions [Member] | Banca Popolare Dell'Emilia Rom [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	53	26
Loans from foreign financial institutions [Member] | Banco Bradesco S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	50	113
Loans from foreign financial institutions [Member] | Punjab National Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	47
Loans from foreign financial institutions [Member] | Citic Industrial Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	39
Loans from foreign financial institutions [Member] | Hang Seng Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	39
Loans from foreign financial institutions [Member] | Hsbc Bank Usa [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	38
Loans from foreign financial institutions [Member] | First Union National Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	35	226
Loans from foreign financial institutions [Member] | Habib Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	34	105
Loans from foreign financial institutions [Member] | Banco Caixa Geral. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	33
Loans from foreign financial institutions [Member] | Banco Internacional S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	33
Loans from foreign financial institutions [Member] | Banca Commerciale Italiana S.P. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	31
Loans from foreign financial institutions [Member] | Bank of Montreal [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	30	201
Loans from foreign financial institutions [Member] | Kasikornbank Public Company Li. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	25
Loans from foreign financial institutions [Member] | Citibank N.A. Turkiye Merkez S. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	23	158
Loans from foreign financial institutions [Member] | Liu Chong Hing Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	21
Loans from foreign financial institutions [Member] | Banco Popular Espanol S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	19	56
Loans from foreign financial institutions [Member] | Taiwan Business Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	19
Loans from foreign financial institutions [Member] | Fortis Bank S.A./N.V. Brussels [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	15	12
Loans from foreign financial institutions [Member] | Chang Hwa Commercial Bank Ltd. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	14	17
Loans from foreign financial institutions [Member] | Banco De Sabadell S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	10
Loans from foreign financial institutions [Member] | Bank Of China Guangdong Branch [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	8	14
Loans from foreign financial institutions [Member] | Icici Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	8	25
Loans from foreign financial institutions [Member] | Banco Popolare Soc Coop [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings	6	5
Loans from foreign financial institutions [Member] | Bank of America [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		213,200
Loans from foreign financial institutions [Member] | Zurcher Kantonal Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		20,021
Loans from foreign financial institutions [Member] | Banque Bruxelles Lambert S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		5,797
Loans from foreign financial institutions [Member] | Banque Cantonale Vaudoise [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		5,714
Loans from foreign financial institutions [Member] | Denizbank A.S. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		347
Loans from foreign financial institutions [Member] | Banco Santander - Madrid [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		322
Loans from foreign financial institutions [Member] | Unicredito Italiano [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		302
Loans from foreign financial institutions [Member] | Taipei Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		260
Loans from foreign financial institutions [Member] | ING Bank N.V. - Vienna [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		228
Loans from foreign financial institutions [Member] | Westpac Banking Corporation [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		226
Loans from foreign financial institutions [Member] | BNP Paribas S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		218
Loans from foreign financial institutions [Member] | Oriental Bank of Commerce [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		132
Loans from foreign financial institutions [Member] | Kotak Mahindra Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		129
Loans from foreign financial institutions [Member] | Caixabank S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		93
Loans from foreign financial institutions [Member] | Development Bank Of Singapore [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		80
Loans from foreign financial institutions [Member] | Hsbc France (formerly Hsbc Ccf) [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		74
Loans from foreign financial institutions [Member] | Banco General S.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		62
Loans from foreign financial institutions [Member] | Banco De Credito Del Peru [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		58
Loans from foreign financial institutions [Member] | Hsbc Bank Canada [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		47
Loans from foreign financial institutions [Member] | Finans Bank A.S. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		46
Loans from foreign financial institutions [Member] | Bangkok Bank Public Company Li. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		42
Loans from foreign financial institutions [Member] | United Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		39
Loans from foreign financial institutions [Member] | Banco Bolivariano C.A. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		38
Loans from foreign financial institutions [Member] | Banco Bilbao Vizcaya Argentaria [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		34
Loans from foreign financial institutions [Member] | Hsbc Bank Brasil S.A. - Banco [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		34
Loans from foreign financial institutions [Member] | Banca Popolare Di Vicenza Scpa [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		31
Loans from foreign financial institutions [Member] | Bayerische Hypo- Und Vereinsba [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		27
Loans from foreign financial institutions [Member] | Banco Itau [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		25
Loans from foreign financial institutions [Member] | China Merchants Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		22
Loans from foreign financial institutions [Member] | Hsbc Bank Middle East [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		21
Loans from foreign financial institutions [Member] | Banca Lombarda E Piemontese S. [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		21
Loans from foreign financial institutions [Member] | Export-Import Bank Of Thailand [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		20
Loans from foreign financial institutions [Member] | Cassa Di Risparmio In Bologna [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		20
Loans from foreign financial institutions [Member] | Fifth Third Bank [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		15
Loans from foreign financial institutions [Member] | Hdfc Bank Limited [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		13
Loans from foreign financial institutions [Member] | Union Bank of India [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		10
Loans from foreign financial institutions [Member] | Intesa Sanpaolo Spa [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		7
Loans from foreign financial institutions [Member] | Deutsche Bank Sociedad Anonima [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		6
Loans from foreign financial institutions [Member] | Industrial Bank of Korea [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		5
Loans from foreign financial institutions [Member] | Otros [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		4,169
Loans from foreign financial institutions [Member] | Bank of Tokio Mitsubishi [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		430
Loans from foreign financial institutions [Member] | NTT Docomo Ibc [Member]
Disclosure of financial liabilities [line items]
Interbank borrowings		$ 33,149